SHORT-TERM AND LONG-TERM BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
SCHEDULE OF SHORT TERM DEBT

Short-term and long-term bank loans consist of the following:

Credit agreement entered date	Provider	Facilities	Interest rate	Limits	Utilized as of December 31,
					2022	2021
August 23, 2021	The Bank of East Asia, Limited (“BEA”)	General banking facilities		641,262	-	-
		(i) Invoice financing loan	Higher of HIBOR +2.5% or Prime rate -1%		-	241,884
		(ii) Bank overdraft	Higher of HIBOR +3% or Prime rate		-	-

September 27, 2021	BEA	Non-revolving term loan under SME Financing Guarantee Scheme	Prime Rate -2.50%	769,514	-	-
		- Short-term loan portion			99,640	16,655
		- Long-term loan portion			653,185	752,859

August 1, 2022	BEA	General banking facilities		641,109	-	-
		(i) Invoice financing loan	Higher of HIBOR +2.5% or Prime rate -1%		99,020	-
		(ii) Revolving loan	Higher of HIBOR +3% or Prime rate -0.5%		256,443	-
		(iii) Bank overdraft	Higher of HIBOR +3% or Prime rate		-	-